Share capital - Schedule of Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	31,957	50,205	30,967
Weighted- average years to expiry (in years)	3 years 2 months 4 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 4.46	$ 4.53	$ 5.09
Number of exercisable options (in shares) | shares	19,540
Weighted-average exercise price (in Cdn. dollar per share)	$ 4.65
2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	6
Weighted- average years to expiry (in years)	1 year 4 months 20 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 2.95
Number of exercisable options (in shares) | shares	6
Weighted-average exercise price (in Cdn. dollar per share)	$ 2.95
3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	15,664
Weighted- average years to expiry (in years)	4 years 1 month 9 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 3.69
Number of exercisable options (in shares) | shares	7,933
Weighted-average exercise price (in Cdn. dollar per share)	$ 3.69
4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	5,616
Weighted- average years to expiry (in years)	3 years 3 months 25 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 4.45
Number of exercisable options (in shares) | shares	3,021
Weighted-average exercise price (in Cdn. dollar per share)	$ 4.44
5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	8,743
Weighted- average years to expiry (in years)	1 year 10 months 13 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 5.45
Number of exercisable options (in shares) | shares	6,963
Weighted-average exercise price (in Cdn. dollar per share)	$ 5.46
6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Number of outstanding options (in shares) | shares	1,928
Weighted- average years to expiry (in years)	1 year 1 month 20 days
Weighted-average exercise price (in Cdn. dollar per share)	$ 6.24
Number of exercisable options (in shares) | shares	1,617
Weighted-average exercise price (in Cdn. dollar per share)	$ 6.25
Bottom of range | 2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.95
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Bottom of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.00
Bottom of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	6.00
Top of range | 2.95 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.99
Top of range | 5.00 – 5.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	5.99
Top of range | 6.00 – 6.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 6.99